Accounts Receivable, Net - Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Net
Balance at beginning of the year		¥ (61,981)	¥ (45,449)
Charged to costs and expenses	$ (19,803)	(137,865)	(16,532)	¥ (24,490)
Write-off		53,328
Balance at end of the year		¥ (146,518)	¥ (61,981)	¥ (45,449)